Restructuring, Impairments and Gains on Sale - Schedule of Net Restructuring Charges (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Restructuring Charges [Line Items]
Restructuring expenses	$ (27,794)	$ 80,529	$ 466,045	$ 136,216	$ 206,703	$ 329,221
Settlement Agreement [Member]
Restructuring Charges [Line Items]
Restructuring expenses	102,000		428,300
Other restructuring costs	$ 102,000		$ 428,300
Threshold per unit distribution for partnership profits interest units amended initially per share value			$ 10.00
Settlement Agreement [Member] | Adam Neumann [Member]
Restructuring Charges [Line Items]
Catch up base amount			$ 0
SBG [Member] | We Holdings LLC [Member] | Settlement Agreement [Member]
Restructuring Charges [Line Items]
Number of shares purchased during period			30,139,971
Price per share	$ 19.19		$ 19.19
Aggregate purchase price of shares			$ 578,400